SHARE BASED PAYMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			1 Months Ended					3 Months Ended	12 Months Ended				0 Months Ended						1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 10, 2009 2007 stock incentive plan [Member]	Dec. 10, 2008 2007 stock incentive plan [Member]	Jul. 02, 2007 2007 stock incentive plan [Member]	Nov. 30, 2012 2007 stock incentive plan [Member]	Mar. 22, 2011 2007 stock incentive plan [Member]	Jun. 30, 2010 2007 stock incentive plan [Member]	Nov. 29, 2007 2007 stock incentive plan [Member]	Jul. 20, 2007 2007 stock incentive plan [Member]	Sep. 30, 2012 2007 stock incentive plan [Member]	Dec. 31, 2012 2007 stock incentive plan [Member]	Dec. 31, 2010 2007 stock incentive plan [Member]	Dec. 31, 2008 2007 stock incentive plan [Member]	Dec. 29, 2008 2007 stock incentive plan [Member]	Dec. 10, 2008 2007 stock incentive plan [Member] Minimum [Member]	Dec. 10, 2008 2007 stock incentive plan [Member] Maximum [Member]	Jul. 02, 2007 2007 stock incentive plan [Member] Senior Executive Options [Member]	Jul. 02, 2007 2007 stock incentive plan [Member] Employee Options [Member]	Jun. 07, 2011 2011 stock incentive plan [Member]	Jul. 02, 2007 2011 stock incentive plan [Member]	Sep. 30, 2012 2011 stock incentive plan [Member]	Aug. 23, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member]	Jul. 10, 2009 2011 stock incentive plan [Member]	Nov. 29, 2007 2011 stock incentive plan [Member]	Jul. 20, 2007 2011 stock incentive plan [Member]	Dec. 31, 2012 2011 stock incentive plan [Member]	Dec. 31, 2011 2011 stock incentive plan [Member]	Mar. 18, 2011 2011 stock incentive plan [Member]	Mar. 22, 2011 2011 stock incentive plan [Member] Minimum [Member]	Mar. 22, 2011 2011 stock incentive plan [Member] Maximum [Member]	Sep. 30, 2012 2011 stock incentive plan [Member] Senior Executive Options [Member]	Dec. 31, 2012 2011 stock incentive plan [Member] Senior Executive Options [Member]	Nov. 30, 2012 2012 stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																17,000,000															2,000,000					6,000,000
Options granted	1,937,538			5,434,500		4,600,000	20,000	200,000		2,330,000	3,465,000	1,857,538	17,907,038						4,600,000	3,125,000					1,980,000									600,000		60,000
Options outstanding	16,721,266	15,438,722											14,715,300
Contract life				5 years		10 years				5 years	10 years																					5 years	10 years
Exercise price	$ 0.74			$ 2.69		$ 2.00			$ 1.57	$ 8.50	$ 2.00						$ 2.98	$ 8.50			$ 1.57			$ 1.15	$ 2.3											$ 1.11
Incremental compensation cost														$ 2,666	$ 1,727									$ 1,259					$ 950	$ 314
Share-based compensation expense	3,502	4,614	7,971											2,018	626								35	1,046					19	82
Expiration date of options																						Jul. 02, 2010			Mar. 22, 2014	Jul. 10, 2012	Nov. 29, 2010	Jul. 20, 2010
Intrinsic value of options exercised during the period	66	54	1,416
Fair value of options vested	3,503	3,664	6,344
Unrecognized compensation cost	$ 1,595	$ 3,928
Unrecognized compensation cost, period for recognition	1 year 11 months 17 days	1 year 5 months 15 days
Granted, Weighted average grant-date fair value	$ 0.33	$ 1.40		$ 0.70	$ 1.38	$ 0.47				$ 0.51	$ 0.47										$ 0.75	$ 0.21			$ 0.53	$ 0.39	$ 0.26	$ 0.22
Options vested and expected to vest	16,657,308																																	200,000	300,000
Options exercisable	14,273,734																																	100,000
Options vested immediately																																				20,000